COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Net income from financial instruments at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Income from corporate and government securities	$ 1,532,374	$ 2,812,312	$ 1,253,840
Income from securities issued by the Argentine Central Bank	18,714,976	9,500,772	4,366,999
Derivatives	713,616	(2,605,689)	(166,485)
Total	$ 20,960,966	$ 9,707,395	$ 5,454,354